UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/07

Item 1.  Reports to Stockholders.

Critical Math Portfolio

Semi-Annual Report

June 30, 2007

1-866-263-9260

www.unusualfund.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

TO SHAREHOLDERS OF THE

CRITICAL MATH PORTFOLIO

June 30, 2007

The strategy of the Critical Math Portfolio (the “Portfolio”) is to invest aggressively when our proprietary models indicate an uptrend in the markets in which we invest.  When those models indicate a downtrend, we seek to be very defensive and to attempt to limit volatility to the extent practicable.

The Portfolio invests in both underlying mutual funds and individual equity securities. Our technical and fundamental, proprietary, rule-based models tell us when to be invested in the equity markets and when to be invested in cash instruments. The Portfolio was launched on May 22, 2007.  Investments into the different models were made fully effective by Mid-June.

The current market segment allocation is 20% of total assets to high yield bond funds, 20% to leveraged S&P 500 funds, 20% to leveraged Russell 2000 funds, 35% to individual stocks, and the remaining 5% to cash equivalents. Each of these different segments has the ability to be anywhere from 0% to 100% in cash equivalents independent of the others. (In fact, the high yield bond segment is currently 100% in cash equivalents.)  It is our hope that multiple segments will limit losses, while still achieving market-like gains.

Investors should consider the investment objectives, risks, cha r ges and expenses of the Critical Math Portfolio carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before investing. A prospectus for this fund can be obtained on the web at www.unusualfund.com or by calling 8 66 -263-9260. The Critical Math Portfolio is distributed by Aquarius Fund Distributors, LLC Member NASD / SIPC

0754-AFD-08/01/2007

The Critical Math Portfolio
PORTFOLIO REVIEW
June 30, 2007 (Unaudited)

	% of		% of
Top Holdings	Net Assets	Top Holdings by Industry	Net Assets
Profunds UltraSmall-Cap ProFund	9.8%	Open Ended Mutual Funds	34.4%
Rydex Russell 2000 2x Strategy Fund	9.8%	Oil & Gas	5.2%
Profunds UltraBull ProFund	7.4%	Insurance	5.0%
Rydex S&P 500 2x Strategy Fund	7.4%	Diversified Financial Services	4.8%
Arris Group, Inc.	1.4%	Telecommunications	2.7%
Repsol YPF SA - ADR	1.4%	Investment Companies	2.4%
AT&T, Inc.	1.3%	Chemicals	2.4%
ENI SpA - ADR	1.3%	Gas	1.3%
Anadarko Investment Corp.	1.3%	Transportation	1.3%
USEC, Inc.	1.3%	Mining	1.3%
		Other, Cash & Cash Equivalents	39.2%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

The Critical Math Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)
	Shares		Value
		COMMON STOCKS - 30.0%
		BANKS - 1.2%
	1,400	Deutsche Bank AG -ADR	$ 202,636

		BUILDING MATERIALS - 1.2%
	5,250	Cemex SAB de CV -ADR *	193,725

		CHEMICALS - 2.4%
	8,250	Methanex Corp.	207,405
	3,550	OM Group, Inc. *	187,866
			395,271
		DIVERSIFIED FINANCIAL SERVICES - 4.8%
	2,400	AG Edwards, Inc.	202,920
	900	Goldman Sachs Group, Inc.	195,075
	2,350	Merrill Lynch & Co., Inc	196,413
	2,350	Morgan Stanley	197,118
			791,526
		GAS - 1.3%
	3,750	Energen Corp.	206,025

		INSURANCE - 5.0%
	6,200	HCC Insurance Holdings, Inc.	207,142
	2,850	Lincoln National Corp.	202,208
	4,050	Loews Corp.	206,469
	4,550	Willis Group Holdings Ltd.	200,473
			816,292
		INVESTMENT COMPANIES - 2.4%
	4,550	American Capital Strategies Ltd.	193,466
	9,105	Apollo Investment Corp.	195,948
			389,414
		MINING - 1.3%
	9,500	USEC, Inc.*	208,810

	See accompanying notes to financial statements.

The Critical Math Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)
	Shares		Value
		OIL & GAS - 5.2%
	4,100	Anadarko Investment Corp.	$ 213,159
	2,950	ENI SpA - ADR	213,433
	5,000	Hornbeck Offshore Services, Inc. *	193,800
	5,750	Repsol YPF SA - ADR	222,525
			842,917

		SEMICONDUCTORS - 1.2%
	7,100	Novellus Systems, Inc. *	201,427

		TELECOMMUNICATIONS - 2.7%
	13,350	Arris Group, Inc. *	234,826
	5,150	AT&T, Inc.	213,725
			448,551
		TRANSPORTATION - 1.3%
	1,800	Union Pacific Corp.	207,270

		TOTAL COMMON STOCKS (Cost $4,989,961)	4,903,864

		OPEN-END MUTUAL FUNDS - 34.4%
	15,555	Profunds UltraBull ProFund	1,210,497
	46,298	Profunds UltraSmall-Cap ProFund	1,607,465
	52,916	Rydex Russell 2000 2x Strategy Fund	1,605,464
	23,208	Rydex S&P 500 2x Strategy Fund	1,210,047
			5,633,473

		TOTAL OPEN-END MUTUAL FUNDS (Cost $5,860,000)	5,633,473

		SHORT-TERM INVESTMENTS - 35.7%
		INVESTMENT COMPANY - 0.8%
	131,889	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 4.95, due 7/2/07	131,889

	See accompanying notes to financial statements.

The Critical Math Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)
	Principal		Value
	Amount	SHORT-TERM INVESTMENTS - 35.7% (Continued)

		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.9%
	$ 5,700,000	Federal Home Loan Bank Discount Notes, to yield 5.27%, due 7/2/07	$ 5,698,490

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,830,379)	5,830,379

		TOTAL INVESTMENTS - 100.1% (Cost $16,680,340) (a)	$ 16,367,716
		OTHER ASSETS & LIABILITIES - (.1%)	(13,184)
		NET ASSETS - 100.0%	$ 16,354,532

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,680,340 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 57,914
	Unrealized depreciation (370,538)
	Net unrealized depreciation $ (312,624)

*	Non-Income producing security.

	ADR - American Depositary Receipt

	See accompanying notes to financial statements.

The Critical Math Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
Investment securities:
At cost	$ 16,680,340
At value	$ 16,367,716
Dividends and interest receivable	6,795
Prepaid expenses and other assets	8,352
TOTAL ASSETS	16,382,863

LIABILITIES
Investment advisory fees payable	12,206
Distribution (12b-1) fees payable	6,583
Administration fees payable	2,548
Fund accounting fees payable	1,787
Transfer agent fees payable	1,606
Payable for fund shares redeemed	607
Custody Fees payable	489
Accrued expenses and other liabilities	2,505
TOTAL LIABILITIES	28,331
NET ASSETS	$ 16,354,532

Net Assets Consist Of:
Paid in capital	16,673,516
Accumulated net investment income	16,803
Accumulated net realized loss from security transactions	(23,163)
Net realized depreciation of investments	(312,624)
NET ASSETS	$ 16,354,532

Shares of beneficial interest	1,667,340

Net asset value and redemption price per share	$ 9.81

See accompanying notes to financial statements.

The Critical Math Portfolio
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2007 (Unaudited) (a)

INVESTMENT INCOME
Interest	$ 33,630
Dividends	18,215
TOTAL INVESTMENT INCOME	51,845

EXPENSES
Investment advisory fees	14,081
Distribution (12b-1) fees	7,040
Administrative services fees	2,549
Legal fees	2,095
Audit fees	2,095
Accounting services fees	1,787
Transfer agent fees	1,606
Compliance Officer fees	1,187
Printing and postage expenses	1,396
Insurance expense	1,047
Custodian fees	489
Trustees' fees and expenses	349
Other expenses	279
TOTAL EXPENSES	36,000
Fees waived by the Adviser	(958)
NET EXPENSES	35,042
NET INVESTMENT INCOME	16,803

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(23,163)
Net change in unrealized appreciation (depreciation) of investments	(312,624)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(335,787)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (318,984)

(a) The Critical Math Portfolio commenced operations May 22, 2007.

See accompanying notes to financial statements.

The Critical Math Portfolio
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
June 30, 2007 (a)
(Unaudited)
FROM OPERATIONS
Net Investment Income	$ 16,803
Net realized loss from security transactions	(23,163)
Net change in unrealized appreciation (depreciation) on investments	(312,624)
Net decrease in net assets resulting from operations	(318,984)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	16,694,964
Payments for shares redeemed	(21,448)
Net increase in net assets from shares of beneficial interest	16,673,516

TOTAL INCREASE IN NET ASSETS	16,354,532

NET ASSETS
Beginning of Period	-
End of Period*	$ 16,354,532
* Includes accumulated net investment income of:	$ 16,803

SHARE ACTIVITY
Shares Sold	1,669,499
Shares Reinvested	-
Shares Redeemed	(2,159)
Net increase in shares of beneficial interest outstanding	1,667,340

(a) The Critical Math Portfolio commenced operations May 22, 2007.

See accompanying notes to financial statements.

The Critical Math Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Period
	Ended
	June 30, 2007
	(Unaudited)(1)

Net asset value, Beginning of period	$ 10.00

Activity from investment operations:
Net Investment Income	0.01	(2)
Net realized and unrealized loss on investments	(0.20)
Total from investment operations	(0.19)

Net asset value, end of period	$ 9.81

Total return	(1.90%)	(3)

Net assets, end of period (000s)	$ 16,355

Ratio of gross expenses to average net assets	2.56%	(4)

Ratio of net expenses to average net assets	2.49%	(4)

Ratio of net investment income	1.19%	(4)

Portfolio Turnover Rate	42%	(3)

(1) The Critical Math Portfolio commenced operations on May 22, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not annualized
(4) Annualized.

See accompanying notes to financial statements.

The Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

1.

ORGANIZATION

The Critical Math Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, organized on November 23, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts.  The Portfolio seeks growth and risk-adjusted total return.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees (the “Board”) or their designees, pursuant to procedures approved by the Board with reference to other securities or indices. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Portfolio believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

The Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Management expects that the adoption of FIN 48 will nave no impact on the financial statements of the Portfolio.

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

The Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the period ended June 30, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $14,388,152 and $3,515,029, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are supervised under the direction of the Board, which is responsible for the overall management of the Portfolio. Critical Math Advisors, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the supervision of the Board, oversees the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front end or contingent sales loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 2.49% per annum of the Portfolio’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's Operating Expenses are subsequently less than 2.49% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed 2.49% of average daily net assets. If Portfolio Operating Expenses subsequently exceed 2.49% per annum of the Portfolio's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they

The Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

were waived or paid after the date of the Waiver Agreement (or any similar agreement).  No amounts will be paid to the advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Portfolio and its shareholders.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Aquarius Fund Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities. Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $24,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

The Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s did not collect any fees from the portfolio during the period ended June 30, 2007.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended June 30, 2007, the Portfolio incurred expenses of $1,187 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended June 30, 2007, GemCom did not collect any fees for EDGAR and printing services performed.

The Critical Math Portfolio

EXPENSE EXAMPLES

June 30, 2007 (Unaudited)

As a shareholder of the Critical Math Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Critical Math Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 22, 2007 (commencement of operations) through June 30, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Critical Math Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Critical Math Portfolio	Beginning Account Value 5/22/07	Ending Account Value 6/30/07	Expenses Paid During Period 5/22/07 – 6/30/07*	Expense Ratio During Period ** 5/22/07-6/30/07
Actual	$1,000.00	$981.00	$2.70	2.49%

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period 1/1/07 – 6/30/07	Expense Ratio During Period ** 1/1/07 – 6/30/07
Hypothetical*** (5% return before expenses)	$1,000.00	$1,012.45	$12.42****	2.49%

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (40) divided by the number of days in the fiscal year (365).

**Annualized.

*** The hypothetical example assumes that the Portfolio was in operation for the full six month ended 6/30/07

**** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

The Critical Math Portfolio

SUPPLEMENTAL INFORMATION

June 30, 2007 (Unaudited)

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on March 6, 2006 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between the Trust and Critical Math Advisors, LLC (“CMA” or the “Adviser”), on behalf of Critical Math Portfolio (the “Portfolio”). In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Portfolio will invest;  (c) arrangements in respect of the distribution of the Portfolio’s shares; (d) the procedures employed to determine the value of the Portfolio’s assets; (e) the Adviser’s management of the relationships with the Portfolio’s  custodian; (f) the resources available with respect to compliance with the Portfolio’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the performance indices and benchmarks chosen by the Adviser, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to the Portfolio’s shareholders.

In their consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by CMA to the Portfolio.  A presentation was given by the Adviser regarding the Portfolio’s investment strategies.  The Board evaluated CMA’s investment management experience, noting particularly the experience of CMA’s key personnel, and CMA’s management resources and financial condition.  The Board reviewed CMA’s experience in managing separate accounts and pooled investment vehicles.  The Board noted that CMA currently serves as manager to a registered mutual fund with over $20 million in assets under management.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Portfolio under the Agreement.

Performance of the Adviser.  Because the Portfolio had not yet commenced operations, the Trustees could not consider the investment performance of the Portfolio; however, the Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Expenses. The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Portfolio.  The Trustees then discussed the proposed active management strategy of the Portfolio.  The Board, including the Independent Trustees, considered the estimated Portfolio expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.  The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Portfolio, at least until April 30, 2008, to ensure that Net Annual Portfolio Operating Expenses will not exceed 2.49% of the average daily net assets of the Portfolio’s  Shares and found it to be beneficial to shareholders.  The Trustees concluded that the Portfolio’s advisory fee and expense ratio were acceptable in light of the quality of services the Portfolio expected to receive from the Adviser, the active management strategy of the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolio, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Portfolio for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability. The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. It also considered the profits to be realized by the Adviser from sources other than the Agreement.  This included fund brokerage to any brokers affiliated with the Adviser, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Portfolio, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Portfolio.  The Trustees concluded that because of the Portfolio’s expense limitation agreement and the Portfolio’s current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Portfolio would not be excessive.

Conclusion. Having requested and received such information from CMA as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

182 Tamarack Circle

Skillman, New Jersey 08558

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/10/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/10/07

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/10/07